Accounts Receivable - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	$ (1,607)	$ (1,219)	$ 0	$ 0
Increase in the allowance for doubtful accounts	0	(350)	(1,219)	0
Effect of change in foreign currency exchange rates	72	(38)	0	0
Balance at the end of the period	$ (1,535)	$ (1,607)	$ (1,219)	$ 0